Intangible assets	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
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. Intangible assets
The carrying value of intangible assets is as follows:

	Yen in millions
	March 31,
	2021	2022
Capitalized development costs	631,176	663,762
Software and other	477,458	528,204

Total	1,108,634	1,191,966

The changes in cost, accumulated amortization and impairment losses of intangible assets are as follows:
(Cost)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2020	991,675	600,716	1,592,391

Additions	—	62,423	62,423
Internally developed	158,246	59,061	217,307
Sales or disposal	(45,779)	(57,047)	(102,825)
Foreign currency translation adjustments	—	6,305	6,305
Other	—	56,416	56,416

Balance as of March 31, 2021	1,104,142	727,874	1,832,016

Additions	—	41,616	41,616
Internally developed	200,512	86,342	286,853
Sales or disposal	(163,419)	(60,981)	(224,400)
Foreign currency translation adjustments	—	25,333	25,333
Other	—	7,048	7,048

Balance as of March 31, 2022	1,141,234	827,232	1,968,466

(Accumulated amortization and impairment losses)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2020	(366,202)	(225,932)	(592,134)

Amortization	(152,542)	(81,350)	(233,892)
Impairment losses	—	—	—
Sales or disposal	45,779	55,354	101,132
Foreign currency translation adjustments	—	(2,818)	(2,818)
Other	—	4,330	4,330

Balance as of March 31, 2021	(472,966)	(250,417)	(723,382)

Amortization	(167,926)	(94,593)	(262,518)
Impairment losses	—	—	—
Sales or disposal	163,419	60,375	223,794
Foreign currency translation adjustments	—	(13,570)	(13,570)
Other	—	(823)	(823)

Balance as of March 31, 2022	(477,472)	(299,028)	(776,500)

Amortization of intangible assets is included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income. There is no material internally generated intangible assets except for capitalized development costs.